Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Balance at beginning of year	$ 25,916	$ 21,408
Revenue recognized during the year	(33,372)	(25,661)
Deferred revenues acquired		7,392
Deferred revenue relating to new sales	29,677	22,777
Balance at end of year	$ 22,221	$ 25,916